Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (970)	€ (970)
Expected increase in plan assets	[1]	895	875
Expected net impact on funded status (de-) increase		(75)	(95)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		900	905
Expected (decrease) in plan assets	[1]	(895)	(875)
Expected net impact on funded status (de-) increase		5	30
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(970)	(970)
Expected increase in plan assets	[1]	760	620
Expected net impact on funded status (de-) increase		(210)	(350)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		900	905
Expected (decrease) in plan assets	[1]	(760)	(620)
Expected net impact on funded status (de-) increase		140	285
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	320	335
Expected (decrease) in plan assets	[1],[2]	(235)	(185)
Expected net impact on funded status (de-) increase		85	150
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(330)	(345)
Expected increase in plan assets	[1],[2]	235	185
Expected net impact on funded status (de-) increase		(95)	(160)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		60	60
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(60)	(60)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(325)	(320)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(520)	(500)
Expected increase in plan assets	[1]	400	530
Expected net impact on funded status (de-) increase		(120)	30
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		470	450
Expected (decrease) in plan assets	[1]	(400)	(530)
Expected net impact on funded status (de-) increase		70	(80)
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(520)	(500)
Expected increase in plan assets	[1]	120	145
Expected net impact on funded status (de-) increase		(400)	(355)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		470	450
Expected (decrease) in plan assets	[1]	(120)	(145)
Expected net impact on funded status (de-) increase		350	305
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	390	360
Expected (decrease) in plan assets	[1],[2]	(255)	(305)
Expected net impact on funded status (de-) increase		135	55
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(425)	(385)
Expected increase in plan assets	[1],[2]	255	305
Expected net impact on funded status (de-) increase		(170)	(80)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	15
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(15)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(160)	(145)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(45)	(45)
Expected increase in plan assets	[1]	35	30
Expected net impact on funded status (de-) increase		(10)	(15)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	30
Expected (decrease) in plan assets	[1]	(35)	(30)
Expected net impact on funded status (de-) increase		5	0
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(75)	(80)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(60)	(65)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		70	75
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		55	60
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	0	0
Expected (decrease) in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase		0	0
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	0	0
Expected increase in plan assets	[1],[2]	0	0
Expected net impact on funded status (de-) increase		0	0
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(30)	(30)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(60)	(60)
Expected increase in plan assets	[1]	25	25
Expected net impact on funded status (de-) increase		(35)	(35)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		55	55
Expected (decrease) in plan assets	[1]	(25)	(25)
Expected net impact on funded status (de-) increase		30	30
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(65)	(65)
Expected increase in plan assets	[1]	10	10
Expected net impact on funded status (de-) increase		(55)	(55)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		60	60
Expected (decrease) in plan assets	[1]	(10)	(10)
Expected net impact on funded status (de-) increase		50	50
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	20	20
Expected (decrease) in plan assets	[1],[2]	(10)	(10)
Expected net impact on funded status (de-) increase		10	10
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(20)	(20)
Expected increase in plan assets	[1],[2]	10	10
Expected net impact on funded status (de-) increase		(10)	(10)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		15	10
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(15)	(15)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (15)	€ (15)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99% of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy.